CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Series A-1 & A-2 Accumulated deficit CNY (¥)	Series A-1 & A-2 Total Shareholders' (Deficit)/Equity CNY (¥)	Series A-1 & A-2 CNY (¥)	Series A-3 Accumulated deficit CNY (¥)	Series A-3 Total Shareholders' (Deficit)/Equity CNY (¥)	Series A-3 CNY (¥)	Series B Accumulated deficit CNY (¥)	Series B Total Shareholders' (Deficit)/Equity CNY (¥)	Series B CNY (¥)	Series C Accumulated deficit CNY (¥)	Series C Total Shareholders' (Deficit)/Equity CNY (¥)	Series C CNY (¥)	Series D Accumulated deficit CNY (¥)	Series D Total Shareholders' (Deficit)/Equity CNY (¥)	Series D CNY (¥)	Cumulative effect of adoption of new accounting standard, adjustment Accumulated deficit CNY (¥)	Cumulative effect of adoption of new accounting standard, adjustment Total Shareholders' (Deficit)/Equity CNY (¥)	Cumulative effect of adoption of new accounting standard, adjustment CNY (¥)	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive (Loss) CNY (¥)	Accumulated deficit CNY (¥)	Total Shareholders' (Deficit)/Equity CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2017																			¥ 60	¥ (9,186)	¥ 131,907	¥ (13,922)	¥ (11,711,948)	¥ (11,603,089)	¥ 11,309	¥ (11,591,780)
Balance (in shares) at Dec. 31, 2017 | shares																			36,727,350	(12,877,007)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on convertible redeemable preferred shares to redemption value	¥ (7,091,163)	¥ (7,091,163)	¥ (7,091,163)	¥ (565,979)	¥ (565,979)	¥ (565,979)	¥ (2,417,979)	¥ (2,417,979)	¥ (2,417,979)	¥ (2,375,943)	¥ (2,375,943)	¥ (2,375,943)	¥ (1,216,227)	¥ (1,216,227)	¥ (1,216,227)											(13,667,291)
Accretion on redeemable non-controlling interests to redemption value																									(63,297)	(63,297)
Issuance of ordinary shares																			¥ 315		7,526,681			7,526,996		7,526,996
Issuance of ordinary shares (in shares) | shares																			184,000,000
Conversion of convertible notes to ordinary shares																			¥ 1,408		33,724,621			33,726,029		33,726,029
Conversion of convertible notes to ordinary shares (in shares) | shares																			821,378,518
Exercise of share options																			¥ 27		42,224			42,251		¥ 42,251
Exercise of share options (in shares) | shares																			16,026,060	(2,176,570)						7,732,317	7,732,317
Vesting of restricted shares																					56,183			56,183		¥ 56,183
Vesting of restricted shares (in shares) | shares																				7,720,681
Vesting of share options																					437,320			437,320		437,320
Grant of restricted shares																			¥ 1					1		1
Grant of restricted shares (in shares) | shares																			509,001	(509,001)
Cancellation of restricted shares																			¥ (2)					(2)		(2)
Cancellation of restricted shares (in shares) | shares																			(909,917)	909,917
Capital injection by non-controlling interests																									14,500	14,500
Foreign currency translation adjustment																						(20,786)		(20,786)		(20,786)
Net loss																							(9,597,274)	(9,597,274)	(41,705)	(9,638,979)
Balance at Dec. 31, 2018																			¥ 1,809	¥ (9,186)	41,918,936	(34,708)	(35,039,810)	6,837,041	(15,896)	6,821,145
Balance (in shares) at Dec. 31, 2018 | shares																			1,057,731,012	(6,931,980)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of adoption of new accounting standard(Note 2(i))																¥ (22,969)	¥ (22,969)	¥ (22,969)
Accretion on redeemable non-controlling interests to redemption value																									(126,590)	(126,590)
Purchase of capped call options and zero-strike call options in connection with issuance of convertible senior notes																					(1,939,567)			(1,939,567)		(1,939,567)
Exercise of share options																			¥ 22		50,768			50,790		¥ 50,790
Exercise of share options (in shares) | shares																			12,775,127							20,133,668	20,133,668
Vesting of restricted shares																					3,802			3,802		¥ 3,802
Vesting of restricted shares (in shares) | shares																				1,636,001
Vesting of share options																					329,693			329,693		329,693
Cancellation of restricted shares																			¥ (4)	¥ 9,186	(9,186)			(4)		(4)
Cancellation of restricted shares (in shares) | shares																			(3,038,262)	2,300,762
Capital injection by non-controlling interests																									47,124	47,124
Foreign currency translation adjustment																						(168,340)		(168,340)		(168,340)
Net loss																							(11,286,511)	(11,286,511)	(9,141)	(11,295,652)
Balance at Dec. 31, 2019																			¥ 1,827		40,227,856	(203,048)	(46,326,321)	(6,299,686)	22,087	(6,277,599)
Balance (in shares) at Dec. 31, 2019 | shares																			1,067,467,877	(2,995,217)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on redeemable non-controlling interests to redemption value																									(311,670)	(311,670)
Issuance of ordinary shares																			¥ 448		34,571,809			34,572,257		34,572,257
Issuance of ordinary shares (in shares) | shares																			262,775,000
Issuance of restricted shares																			¥ 4		54,508			54,512		54,512
Issuance of restricted shares (in shares) | shares																			2,113,469
Conversion of convertible notes to ordinary shares																			¥ 309		3,962,990			3,963,299		3,963,299	$ 607,402
Conversion of convertible notes to ordinary shares (in shares) | shares																			181,872,811
Exercise of share options																			¥ 91		187,427			187,518		¥ 187,518
Exercise of share options (in shares) | shares																			14,814,462	439,038						15,253,500	15,253,500
Vesting of restricted shares																					9,551			9,551		¥ 9,551
Vesting of restricted shares (in shares) | shares																				51,948
Vesting of share options																					177,543			177,543		177,543
Cancellation of restricted shares (in shares) | shares																			(12,516)	12,516
Capital withdrawal by non-controlling interests																									(15,000)	(15,000)
Foreign currency translation adjustment																						137,596		137,596		137,596	$ 21,088
Net loss																							(5,299,120)	(5,299,120)	(4,962)	(5,304,082)	(812,888)
Balance at Dec. 31, 2020																			¥ 2,679		¥ 78,880,014	¥ (65,452)	¥ (51,648,410)	¥ 27,168,831	¥ 2,125	¥ 27,170,956	$ 4,164,132
Balance (in shares) at Dec. 31, 2020 | shares																			1,529,031,103	(2,491,715)